TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating losses carry forward	$ 8,786	$ 6,515
Research and development	1,534	1,619
Other	2,959	3,155
Deferred tax assets before valuation allowance	13,279	11,289
Valuation allowance	(7,486)	(6,589)
Deferred tax assets	5,793	4,700
Deferred tax liabilities:
Capitalized software development costs	(2,738)	(3,011)
Acquired intangibles	(9,060)	(1,202)
Property and equipment	(489)	(369)
Other	(57)	(24)
Deferred tax liabilities	(12,344)	(4,606)
Deferred tax assets, net	(6,551)	94
Deferred tax assets, net	2,620	2,261
Deferred tax liabilities, net	(9,171)	(2,167)
Deferred tax assets, net	$ (6,551)	$ 94